Consolidated Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the fiscal year before Income Tax	$ 33,625,684	$ 13,266,075	$ 22,069,122
Effect of inflation on cash and cash equivalents	85,341,803	58,036,461	29,631,481
Adjustments to obtain cash flows from operating activities:
Depreciation and amortization of fixed assets	3,006,376	2,266,602	2,164,964
Credit loss expense on financial assets	4,346,885	4,461,143	4,020,812
Difference in quoted prices of foreign currency	(22,627,072)	(17,209,805)	(985,521)
Other adjustments	(13,847,751)	(15,774,309)	(2,988,456)
Net (increase) / decrease from operating assets:
Debt Securities at fair value though profit and loss	(4,050,748)	(1,633,547)	(3,032,397)
Derivative financial instruments	(589,300)	(7,913)	8,864
Repo transactions	(1,087,916)	3,224,714	(3,170,509)
Loans and other financing
Non-financial public sector	(3,719,385)	1,546,787	215,839
Other financial entities	4,702,039	(1,296,555)	(2,501,880)
Non-financial private sector and foreign residents	49,836,331	21,053,089	(52,285,828)
Other debt securities	(4,531,861)	19,667,330	(19,598,667)
Financial assets delivered as guarantee	(280,241)	6,955,379	(6,887,577)
Equity instruments at fair value through profit or loss	(36,283)	562,735	511,240
Other assets	(1,132,294)	1,858,620	(2,072,096)
Deposits
Non-financial public sector	(12,147,057)	494,622	2,441,541
Financial sector	86,071	43,306	26,436
Non-financial private sector and foreign residents	(91,123,151)	38,156,544	7,819,164
Liabilities at fair value through profit or loss		(14,649)	14,649
Derivative financial instruments	766,626	(50,375)	52,481
Repo transactions	749,508	(5,852,281)	2,999,820
Other liabilities	(1,373,572)	739,508	6,031,622
Payments for Income Tax	(9,241,934)	(13,756,685)	(10,562,519)
TOTAL CASH FROM / (USED IN) OPERATING ACTIVITIES (A)	16,672,758	116,736,796	(26,077,415)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of PPE, intangible assets and other assets	(4,055,268)	(3,516,077)	(4,530,055)
TOTAL CASH USED IN INVESTING ACTIVITIES (B)	(4,055,268)	(3,516,077)	(4,530,055)
Payments:
Dividends	(8,506,855)	(6,940,053)	(1,824,770)
Acquisition or redemption of equity instruments	(298,747)	(7,658,528)
Non-subordinated corporate bonds	(3,009,728)	(4,434,990)	(5,777,187)
Financing from local financial entities	(2,356,979)
Subordinated Corporate Bonds	(1,619,379)	(1,352,821)	(1,083,365)
Changes in equity instruments of subsidiaries that do not lead to the loss of control		(834,689)
Other payments related to financing activities	(241,193)
Proceeds:
Issued Equity instruments			30,699,291
Non-subordinated corporate bonds	14,614	6,647,042	11,807,368
Central Bank of Argentina	3,715	11,486	2,272
Financing to local financial entities	580	1,805,855	1,526,649
TOTAL CASH (USED IN) / FROM FINANCING ACTIVITIES (C)	(16,013,972)	(12,756,698)	35,350,258
EFFECT OF EXCHANGE RATE FLUCTUATIONS (D)	35,181,261	32,043,031	3,778,328
EFFECT OF INFLATION ON CASH AND CASH EQUIVALENTS (E)	(85,341,803)	(58,036,461)	(29,631,481)
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D+E)	(53,557,024)	74,470,591	(21,110,365)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE FISCAL YEAR	200,947,751	126,477,160	147,587,525
CASH AND CASH EQUIVALENTS AT THE END OF THE FISCAL YEAR	$ 147,390,727	$ 200,947,751	$ 126,477,160